Share Based Compensation (PSU Rollforward) (Details) - Performance Share Units [Member} - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement, Performance Shares [Line Items]
Unvested units, beginning of year	324,000	507,000
Granted during the year	168,000	164,000
Vested during the year	0	(12,000)
Expired during the year	0	(334,000)
Forfeited during the year	(19,000)	(1,000)
Unvested units, end of year	473,000	324,000
Weighted average grant date fair value, beginning of year	$ 21.27	$ 19.87
Weighted average grant date fair value, granted during the year	27.91	23.35
Weighted average grant date fair value, vested during the year	0	0
Weighted average grant date fair value, forfeited during the year	0	0
Weighted average grant date fair value, end of year	$ 23.45	$ 21.27